Other Non-financial Assets - Summary of Other Non-financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	$ 253,272,059	$ 377,046,673
Payments on behalf of third parties
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	21,528,249	21,645,065
Advances of fees to Directors and Syndics
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	2,955,275	2,621,562
Advances to Personnel
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	14,245	36,703,021
Tax Credits
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	39,839,404	133,798,715
Payments made in Advance
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	41,991,689	77,000,904
Advances for Purchase of Assets
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	8,203,874	7,847,270
Investment properties
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	20,291,062	15,244,754
Other Sundry Assets Measured at Cost
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	98,264,698	54,840,107
Assets Taken in Defense of Credits
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	576,630	576,630
Contract Assets
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	15,966,426	23,749,857
Others
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	$ 3,640,507	$ 3,018,788